Cover	Sep. 08, 2025	May 16, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date	Sep. 08, 2025
Entity Registrant Name		GRANITE CONSTRUCTION INCORPORATED
Entity Incorporation, State or Country Code		DE
Entity File Number		1-12911
Entity Tax Identification Number		77-0239383
Entity Address, Address Line One		585 West Beach Street
Entity Address, City or Town		Watsonville
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		95076
City Area Code		831
Local Phone Number		724-1011
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value
Trading Symbol		GVA
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0000861459
Amendment Flag		false